Derivative Instruments and Hedging Activities - Additional Information (Details) £ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability) $	$ (527)
Expected Maturity Amount of Foreign Currency Derivatives Year One	$ 16,004
Minimum
Derivative [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.00%
Derivative
Derivative [Line Items]
Restricted cash - current and - long-term	$ 19,500			$ 3,000
Interest Rate Swaps And Cross Currency Swaps Agreement [Member]
Derivative [Line Items]
Fair value, asset	88,000			55,400
Fair value, liability	$ 34,400			$ 13,100
Foreign currency forward contracts | United Kingdom, Pounds
Derivative [Line Items]
Investment Owned, Foreign Currency Contract, Current Value | £		£ 5,500
Derivative, Average Forward Exchange Rate	0.7840	0.7840	0.7840
Fair Value / Carrying Amount of Asset (Liability) $	$ (140)
Expected Maturity Amount of Foreign Currency Derivatives Year One	$ 7,016
Foreign currency forward contracts | Canada, Dollars
Derivative [Line Items]
Investment Owned, Foreign Currency Contract, Current Value			$ 12,300
Derivative, Average Forward Exchange Rate	1.3685	1.3685	1.3685
Fair Value / Carrying Amount of Asset (Liability) $	$ (387)
Expected Maturity Amount of Foreign Currency Derivatives Year One	$ 8,988